Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplemental Financial Information [Abstract]
Summary of Inventories
Inventories

	As of
	March 31, 2023	December 31, 2022
Raw materials	$1,097	$1,053
Work in process	107	91
Finished goods	1,052	1,011

Inventories (a)	$2,256	$2,155

(a)	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.

Inventories

	As of
	December 31, 2022	December 31, 2021
Raw materials	$1,053	$900
Work in process	91	104
Finished goods	1,011	942

Inventories (a)	$2,155	$1,946

(a)
Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Combined Statements of Financial Position. See the supplemental table for “All Other Current and
Non-Current
Assets” for further information.

Summary of property, plant, and equipment – net

	As of
	March 31, 2023	December 31, 2022
Original cost	$5,060	$4,989
Less accumulated depreciation and amortization	(3,039)	(2,988)
Right-of-use operating lease assets	306	313

Property, plant, and equipment — net	$2,327	$2,314

Property, Plant, and Equipment – Net

As of December 31	Depreciable lives (in years)	Original Cost		Accumulated Depreciation		Net Carrying Value
		2022	2021	2022	2021	2022	2021
Land and improvements (a)	8	$70	$77	$(1)	$(1)	$69	$76
Buildings, structures and related equipment	8-40	1,889	1,756	(1,109)	(1,006)	780	750
Machinery and equipment (b)	4-20	2,541	2,466	(1,791)	(1,746)	750	720
Leasehold costs and manufacturing plants under construction	1-10	489	394	(87)	(63)	402	331

Property, plant, and equipment – net, exclusive of ROU operating lease assets		$4,989	$4,693	$(2,988)	$(2,816)	$2,001	$1,877

ROU operating lease assets (c)						313	358

Property, plant, and equipment – net						$2,314	$2,235

(a)	Depreciable lives exclude land.
(b)
Equipment leased to customers is classified as Machinery and equipment and is reported at cost less accumulated depreciation, and was $39 million and $40 million as of December 31, 2022 and 2021, respectively.

(c)	See Note 7, “Leases” for further information.

Summary of other current and non-current assets
All Other Current and
Non-Current
Assets

	As of
	December 31, 2022	December 31, 2021
Prepaid expenses and deferred costs	$163	$163
Financing receivables – net	97	99
Derivative instruments	63	87
Other (a)	94	88

All other current assets	$417	$437

Equity method and other investments	322	341
Financing receivables – net	196	186
Long-term receivables – net	145	138
Long-term inventories	104	123
Long-term contract and other deferred assets	119	96
Other (b)	138	163

All other non-current assets	$1,024	$1,047

(a)	Current Other primarily consists of miscellaneous deferred charges.
(b)	Non-current Other primarily consists of long-term prepaid expenses, pension and other postretirement benefit plans with a surplus funded status, and advances to suppliers.

Summary of equity method investments
Equity Method Investments

		Equity method investment balance		Equity method income (loss)
As of December 31	Ownership Percentage	2022	2021	2022	2021	2020
Nihon Medi-Physics Limited	50%	$162	$200	$16	$22	$8
Other		20	23	(3)	5	(1)

Total		$182	$223	$13	$27	$7

Summary of other current and non-current liabilities
All Other Current and
Non-Current
Liabilities

	As of
	December 31, 2022	December 31, 2021
Employee compensation and benefit liabilities (a)	$853	$884
Sales allowances, equipment projects, and other commercial liabilities	296	302
Uncertain and other income taxes and related liabilities	237	245
Product warranties	193	161
Accrued freight and utilities	150	118
Operating lease liabilities	104	104
Derivative instruments	86	56
Environmental and asset retirement obligations	34	35
Other (b)	237	257

All other current liabilities	$2,190	$2,162

	As of
	December 31, 2022	December 31, 2021
Non-current contract liabilities	$630	$632
Operating lease liabilities	243	262
Environmental and asset retirement obligations	251	238
Uncertain and other income taxes and related liabilities	182	133
Finance lease obligations	39	34
Sales allowances, equipment projects, and other commercial liabilities	36	30
Other (c)	222	155

All other non-current liabilities	$1,603	$1,484

(a)	Employee compensation and benefit liabilities primarily consists of accrued payroll, commissions, employee compensation and benefits, and pension and other postretirement benefit obligations.
(b)	Current Other primarily consists of miscellaneous accrued costs and interest payable.
(c)	Non-current Other primarily consists of liabilities related to derivative instruments.

Summary of redeemable noncontrolling interests
Redeemable Noncontrolling Interests

	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$230	$220
Net income attributable to redeemable noncontrolling interests	10	9
Redemption value adjustments (a)	183	—
Exercise of redeemable noncontrolling interests (b)	(222)	—

Balance at end of period	$201	$229

(a)
As of January 3, 2023, certain redeemable noncontrolling interests were probable of becoming redeemable due to the change of control that occurred upon consummation of the
Spin-Off.
These redeemable noncontrolling interests were remeasured to their current redemption value resulting in a redemption value adjustment of $183 million. The remeasurement was accounted for as a deemed preferred stock dividend of redeemable noncontrolling interest and recorded as an adjustment to retained earnings.

(b)
In February 2023, the redeemable noncontrolling interest holder exercised its option redemption provision. The expected redemption payment of $222 million is expected to be made in the second quarter of 2023 and has been recognized within All other current liabilities.

The activity attributable to redeemable noncontrolling interests for the years ended December 31, 2022, 2021, and 2020 is presented below.
Redeemable Noncontrolling Interests

	2022	2021	2020
Balance as of January 1	$220	$223	$217
Net income attributable to redeemable noncontrolling interests	47	39	48
Distributions to and exercise of redeemable noncontrolling interests	(37)	(42)	(42)

Balance as of December 31	$230	$220	$223

Summary of other income (expense) – net
Other Income (Expense) — Net

	For the three months ended March 31,
	2023	2022
Net interest and investment income (expense)	$13	$(2)
Equity method investment income	4	3
Change in fair value of assumed obligation	(13)	—
Other items, net (a)	4	25

Total other income (expense) — net	$8	$26

(a)	Other items, net primarily consists of licensing and royalty income and gains and losses related to derivatives for the three months ended March 31, 2022.

Other Income (Expense) – Net

	For the years ended December 31
	2022	2021	2020
Net interest and investment (expense) income	$(9)	$34	$49
Equity method investment income	13	27	7
Other items, net (a)	58	62	5

Total other income (expense) – net	$62	$123	$61

(a)	Other items, net primarily consists of licensing and royalty income and gains and losses related to derivatives.

Summary of cash, cash equivalents, and restricted cash
Cash, Cash Equivalents and Restricted Cash

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$2,324	$1,440
Short-term restricted cash	3	5

Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Financial Position	2,327	1,445

Long-term restricted cash (a)	7	6
Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Cash Flows	$2,334	$1,451

(a)	Long-term restricted cash is recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.

Cash, Cash Equivalents, and Restricted Cash

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$1,440	$554
Short-term restricted cash	5	2

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Financial Position	1,445	556

Long-term restricted cash (a)	6	5

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Cash Flows	$1,451	$561

(a)	Long-term restricted cash is recognized within All other assets in the Combined Statements of Financial Position.